Earnings Per Share - Common Equivalent Shares Excluded from Calculation from Net Income Per Share (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalent shares excluded		19,695	3,042
Stock Options and Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalent shares excluded		1,821	3,042
Class B Conversion Liability [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalent shares excluded		17,733
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalent shares excluded		141